Accounting Principles - Additional Information (Detail)				12 Months Ended
		May 22, 2018 USD ($) $ / shares shares	Jul. 25, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares		Dec. 31, 2018 USD ($) $ / shares		Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2016 USD ($) Subsidiaries $ / shares		Jan. 01, 2019 USD ($)	Jan. 01, 2017 USD ($)
Disclosure of changes in accounting estimates [line items]
Equity adjustment				$ 355,470,000	[1]	$ 450,272,000	[2]	$ 283,986,000	[2],[3]	$ 272,984,000	[2],[3]	$ 450,272,000
Gross proceeds		$ 57,000,000	$ 64,400,000
Par value per share | $ / shares				$ 0.05		$ 0.05		$ 0.05		$ 0.05
Shares to underwriters			20,000,000
Number of subsidiaries | Subsidiaries										2
Discounting Rate				1.00%
Payment Of Lease Liabilities	[1]			$ 3,393,000
IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Lease Rent				4,000,000
Amortization On Lease				4,600,000
Interest Expense On Lease Liabilities				$ 2,600,000
Paris [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate				2.00%
Roseville [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate				8.00%
Minnesota [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate				8.00%
Raleigh [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate				8.00%
North Carolina [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate				8.00%
New York [Member]
Disclosure of changes in accounting estimates [line items]
Discounting Rate				4.40%
Top of Range [member] | IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Threshold limit of underlying asset				$ 5,000
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				100.00%		100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				68.90%		69.50%
Gross proceeds		$ 57,000,000	$ 64,400,000					$ 58,000,000
Common stock sold | shares		4,057,500	8,050,000
Par value per share | $ / shares		$ 15.00	$ 8
Shares to underwriters			$ 20,000,000
Selling price per common share | $ / shares		$ 15.00
Common stock for exercising underwriters' option | shares		457,500
Underwriting discounts and commissions		$ 3,200,000						$ 3,100,000
Offering expense		$ 700,000
Non-controlling shareholders interest				31.10%		30.50%		20.30%
Calyxt Inc [member] | IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Increase in right of used assets						$ 1,800,000
Calyxt Inc [member] | Cellectis [Member]
Disclosure of changes in accounting estimates [line items]
Purchase of common stock | shares		550,000
Purchase of common stock, value		$ 8,300,000
Adjustments [member] | Increase (Decrease) Due to Application of IFRS 15 [member]
Disclosure of changes in accounting estimates [line items]
Equity adjustment													$ 1,700,000

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.
[2]	Corresponds to the impact of Calyxt stock options exercises during the period.
[3]	Reflects the application of IFRS15 with effect from January 1, 2018 using the full retrospective method.